Expense Example, No Redemption - Retail Class - Transamerica Asset Allocation - Moderate Growth Portfolio	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R 1 year	R 3 years	R 5 years	R 10 years
USD ($)	670	925	1,199	1,978	205	634	1,088	2,348	93	309	544	1,216	155	480	829	1,813